STOCK BASED COMPENSATION (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Outstanding
The following table summarizes information on stock options outstanding as of March 31, 2023 under the Legacy Incentive Plan:
	Options Outstanding			Options Vested and Exercisable
	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2023	3,394,753	$0.57	3,250,236	5.79	$0.54
Options granted	—
Options exercised	(281,130)	$0.41
Options forfeited	(8,893)	$—
Options cancelled	—	$—
Outstanding Balance, March 31, 2023	3,104,730	$0.59	2,945,020	5.97	$0.56

The following table summarizes information on stock options outstanding as of December 31, 2022 under the Legacy Incentive Plan:
	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options granted	—
Options exercised	(530,666)	$0.55
Options forfeited	(61,460)	$0.75
Options cancelled	(4,791)	$0.75
Outstanding Balance, June 14, 2022	6,205,520
Conversion ratio	0.5929
SpringBig Holdings options	3,679,171
Options exercised	(135,090)	$0.30
Options forfeited	(149,328)	$1.11
Outstanding Balance, Dec. 31, 2022	3,394,753	$0.57	3,250,236	5.79	$0.54